Depreciation and Amortization	12 Months Ended
Dec. 31, 2011
Depreciation and Amortization

(14) Depreciation and Amortization

Depreciation of property, plant and equipment and amortization of intangible asset is included in the following captions:

	December 31,2011		December 31,2010	December 31,2009
	RMB	US$	RMB	RMB
Cost of goods sold	36,988	5,877	33,154	32,139
Distribution expenses	53	8	51	55
Administrative expenses	6,742	1,071	3,526	2,976

	43,783	6,956	36,731	35,170